Note 6. Stock Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 6. Stock Options Details Narrative
Unrecognized Compensation Expense	$ 147,922
Stock options expense	$ 246,134	$ 101,144